Leases - Schedule of Weighted Average Remaining Lease Terms and Discount Rates of Operating Lease (Details)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Weighted Average Remaining Lease Terms and Discount Rates of Operating Lease [Abstract]
Weighted average remaining lease term (years)	5 years 10 days	5 years 7 months 9 days
Weighted average discount rate	4.77%	4.77%